Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (20,111,000)	$ (12,426,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	111,000	77,000
Stock-based compensation	981,000	220,000
Restricted stock award granted to consultant	39,000
Fair value of warrants issued	162,000	251,000
Fair value of warrants issued to employees for bonuses		286,000
Non-cash interest expense	456,000	197,000
Changes in assets and liabilities:
Accounts receivable	(1,498,000)	(587,000)
Inventory	(1,237,000)	(1,438,000)
Prepaid expenses and other current assets	162,000	(879,000)
Other noncurrent assets	2,000	18,000
Accounts payable	1,654,000	1,016,000
Accrued liabilities	1,192,000	1,070,000
Net cash used in operating activities	(18,087,000)	(12,195,000)
Cash flows from investing activities:
Purchase of property and equipment	(256,000)	(109,000)
Net cash used in investing activities	(256,000)	(109,000)
Cash flows from financing activities:
Proceeds from sale of common stock, net of issuance costs	13,886,000	16,433,000
Proceeds from note payable	9,910,000	2,500,000
Repayments of note payable	(4,833,000)	(167,000)
Proceeds from exercise of warrants	92,000	3,000
Proceeds from exercise of stock options	14,000
Net cash provided by financing activities	19,069,000	18,769,000
Net increase in cash and cash equivalents	726,000	6,465,000
Cash and cash equivalents - beginning of period	7,360,000	895,000
Cash and cash equivalents - end of period	8,086,000	7,360,000
Supplemental disclosure:
Cash paid for interest	803,000	196,000
Cash paid for income taxes	1,000	1,000
Supplemental disclosure of cash flow information as of end of period:
Issuance of warrant in connection with note payable	350,000	10,000
Issuance of restricted stock awards to employees for performance bonuses	246,000
Net transfer of equipment from inventory to property and equipment	$ 99,000	$ 20,000